Shareholders' Equity (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Cash dividend (in dollars per share)			$ 0.12	$ 0.10	$ 0.46	$ 0.26	$ 0.10
Cash dividend paid					$ 3,200,000
Common stock, dividend rate, percentage		10.00%			10.00%
Stock dividend 10% (in shares)	688,846
Number of shares authorized to be repurchased									500,000
Treasury stock acquired (shares)					0	294
Treasury stock, average cost per share (in dollars per share)						$ 12.61
Unrecognized compensation expense								$ 218,400
Shares
Granted (in shares)					0	145,300
Weighted Average Exercise Price
Weighted Average Exercise Price, Granted (in dollars per share)						$ 9.45
2015 Equity Incentive Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Contractual term						P10Y
Vesting period						5 years
Share-based compensation expense					$ 72,400	$ 65,500	$ 0
Shares
Outstanding (in shares)				156,860	156,860
Exercised (in shares)					(8,470)
Expired/terminated (in shares)					(888)
10% Stock dividend adjustment (in shares)					14,890
Outstanding (in shares)			162,392.000		162,392.000	156,860
Exercisable (in shares)			29,970		29,970
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding (in dollars per share)				$ 10.39	$ 10.39
Weighted Average Exercise Price, Exercised (in dollars per share)					10.26
Weighted Average Exercise Price, Expired/terminated (in dollars per share)					10.15
Weighted Average Exercise Price, 10% Stock dividend adjustment (in dollars per share)					9.45
Weighted Average Exercise Price, Outstanding (in dollars per share)			$ 9.45		9.45	$ 10.39
Weighted Average Exercise Price, Exercisable (in dollars per share)			$ 9.45		$ 9.45
Weighted Average Remaining Contractual Life
Options, Outstanding					8 years 1 month 6 days
Options, Exercisable					8 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding			$ 1,803,000		$ 1,803,000
Aggregate Intrinsic Value, Exercisable			$ 332,663		$ 332,663
Exercise price (in dollars per share)			$ 9.45	$ 10.39	$ 10.39	$ 10.39		$ 9.45	$ 10.39